Statement of Changes in Shareholders' Equity - USD ($)	Class A Ordinary Shares CIK0001816090 FTAC Olympus Acquisition Corp.	Class B Ordinary Shares CIK0001816090 FTAC Olympus Acquisition Corp.	Total	CIK0001816090 FTAC Olympus Acquisition Corp.	Additional Paid in Capital	Additional Paid in Capital CIK0001816090 FTAC Olympus Acquisition Corp.	Retained Earnings	Retained Earnings CIK0001816090 FTAC Olympus Acquisition Corp.
Beginning balance at Dec. 31, 2019			$ (5,363,000)		$ 30,615,000		$ (36,321,000)
Net loss			(7,479,000)				(7,479,000)
Ending balance at Mar. 31, 2020			5,089,000		48,569,000		(43,800,000)
Beginning balance at Dec. 31, 2019			(5,363,000)		30,615,000		(36,321,000)
Net loss			(23,746,000)				(23,746,000)
Ending balance at Dec. 31, 2020	$ 1,008	$ 1,941	24,299,000	$ 5,000,001	79,933,000	$ 14,150,592	(60,067,000)	$ (9,153,540)
Ending balance (in shares) at Dec. 31, 2020	10,076,606	19,411,094
Beginning balance at Jun. 01, 2020
Beginning balance (in shares) at Jun. 01, 2020
Beginning balance at Jun. 01, 2020
Beginning balance (in shares) at Jun. 01, 2020
Issuance of Class B ordinary shares to Sponsor		$ 2,211		25,000		22,789
Issuance of Class B ordinary shares to Sponsor (in Shares)		22,105,000
Sale of 75,474,376 Units, net of underwriting discounts, offering costs and warrant liabilities	$ 7,547			669,314,206		669,306,659
Sale of 75,474,376 Units, net of underwriting discounts, offering costs and warrant liabilities (in Shares)	75,474,376
Sale of 2,170,000 Placement Units, net of warrant liabilities	$ 217			20,492,034		20,491,817
Sold unit shares (in Shares)	2,170,000
Forfeiture of Founder Shares		$ (270)				270
Forfeiture of Founder Shares (in Shares)		(2,693,906)
Class A shares subject to possible redemption	$ (6,756)			(675,677,699)		(675,670,943)
Class A shares subject to possible redemption (in Shares)	(67,567,770)
Net loss				(9,153,540)				(9,153,540)
Ending balance at Dec. 31, 2020	$ 1,008	$ 1,941	24,299,000	5,000,001	79,933,000	14,150,592	(60,067,000)	(9,153,540)
Ending balance (in shares) at Dec. 31, 2020	10,076,606	19,411,094
Class A shares subject to possible redemption	$ (91)			(9,048,909)		(9,048,818)
Class A shares subject to possible redemption (in Shares)	(904,891)
Net loss			(3,508,000)	(9,048,908)			(3,508,000)	(9,048,908)
Ending balance at Mar. 31, 2021	$ 1,099	$ 1,941	$ 24,439,000	$ 5,000,002	$ 84,765,000	$ 23,199,410	$ (63,575,000)	$ (18,202,448)
Ending balance (in shares) at Mar. 31, 2021	10,981,497	19,411,094